BORROWINGS - Long-term narrative (Details) ¥ in Thousands, € in Millions	1 Months Ended											9 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)		Aug. 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Aug. 31, 2020	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 31, 2020 CNY (¥)
BORROWINGS
Long-term Debt	¥ 13,926,847												¥ 13,926,847
Loans payable to bank	4,459,363												4,459,363		¥ 3,329,075
Loans payable to bank, current	724,006												724,006		969,811
Short-term borrowings	13,583,774	[1]											13,583,774	[1]	12,419,170
Balance due on first year	¥ 2,688,041												2,688,041
Investment Company | Jinko Energy Storage Technology Co., Ltd.
BORROWINGS
Equity interest that will be repurchased (as a percent)	49.00%
JinkoSolar (Chuzhou) Co., Ltd. ("Jinko Chuzhou")
BORROWINGS
Term of loan agreement							5 years	5 years
Aggregate principal amount							¥ 100,000	¥ 150,000
Interest rate (in %)							4.35%	4.35%
Long-term Debt	¥ 288,000												288,000		701,000
Ownership interest held											45.00%
Fixed annual return (as a percent)									4.35%
Equity interest that will be repurchased (as a percent)									45.00%
Noncontrolling interest derecognized												¥ 859,000
New loan liabilities at fair value												846,000
Amount repaid													410,000
JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
BORROWINGS
Long-term Debt	668,000												668,000		¥ 754,000
Fixed annual return (as a percent)									6.00%
Equity interest that will be repurchased (as a percent)									45.00%
Noncontrolling interest derecognized												779,000
New loan liabilities at fair value												818,000
Amount repaid													100,000
JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu") | Government Background Companies
BORROWINGS
Capital injections													765,000
JinkoSolar (Shangrao) Co., Ltd. ("Jinko Shangrao") | Government Background Companies
BORROWINGS
Interest rate (in %)															10.00%
Net book value collateralized	1,679,000												1,679,000		¥ 2,059,000
Carrying value of the loan															0
Capital injections						¥ 50,000	¥ 150,000				¥ 4,500,000
Fixed annual return (as a percent)						5.18%	5.18%	5.18%
Amount repaid													366,000
JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
BORROWINGS
Long-term Debt	1,223,000												1,223,000		1,535,000
Fixed annual return (as a percent)																			6.00%
Noncontrolling interest derecognized												¥ 997,000
New loan liabilities at fair value																			¥ 1,114,000
Amount repaid													300,000
JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan") | Government Background Companies
BORROWINGS
Capital injections								¥ 100,000					1,300,000
Financings associated with failed sale lease back transactions
BORROWINGS
Long-term Debt	1,222,281												1,222,281		2,595,686
Current portion of debt	468,195												468,195		1,132,645
Carrying amount of solar project sold	58,000												58,000		1,761,000
Cash consideration received on sale of solar project													¥ 75,000		¥ 1,768,000
Financings associated with failed sale lease back transactions | Minimum
BORROWINGS
Lease term															1 year
Financings associated with failed sale lease back transactions | Maximum
BORROWINGS
Lease term															6 years
Loan agreement with The Export-Import Bank of China
BORROWINGS
Term of loan agreement													2 years
Aggregate principal amount	¥ 200,000												¥ 200,000					€ 28
Interest rate (in %)	3.10%												3.10%					3.10%
Long-term Debt	¥ 220,000												¥ 220,000				€ 28
2-year loan agreement with the Export-Import Bank of China, one
BORROWINGS
Term of loan agreement													2 years
Aggregate principal amount	¥ 786,000												¥ 786,000					€ 100
Interest rate (in %)	4.80%												4.80%					4.80%
Long-term Debt	¥ 786,000												¥ 786,000					€ 100
2-year loan agreement with the Export-Import Bank of China, two
BORROWINGS
Term of loan agreement													2 years
Aggregate principal amount	¥ 100,000												¥ 100,000
Interest rate (in %)	3.30%												3.30%					3.30%
Long-term Debt	¥ 100,000												¥ 100,000
7-year loan agreement with Industrial Bank Co.,Ltd
BORROWINGS
Term of loan agreement															7 years
Aggregate principal amount															¥ 31,000
Interest rate (in %)															3.95%
Other long term borrowings
BORROWINGS
Long-term Debt	8,245,203												8,245,203		¥ 9,200,490
Current portion of debt	1,495,840												1,495,840
Rui Xu's Loan Agreement With Government Background Company
BORROWINGS
Term of loan agreement						5 years	5 years
Aggregate principal amount						¥ 20,000	¥ 20,000
Interest rate (in %)						5.05%	5.05%
Long-term Debt	42,000												¥ 42,000		40,000
Loan Agreement With Ping An International Financial Leasing Co., Ltd
BORROWINGS
Term of loan agreement										2 years			5 years
Aggregate principal amount	¥ 157,000									¥ 49,263,000			¥ 157,000
Interest rate (in %)	3.80%												3.80%					3.80%
Long-term Debt	¥ 157,000												¥ 157,000
Jiangxi Jinko Loan Agreement With Shangrao Changxi Trade Co.,Ltd
BORROWINGS
Long-term Debt	200,000												200,000
Loan Agreement with Deutsche Bank Co.,LTD
BORROWINGS
Term of loan agreement																3 years
Loan Agreement With Haining Jinko
BORROWINGS
Term of loan agreement			5 years					5 years
Aggregate principal amount			¥ 1,000,000					¥ 690,000
Interest rate (in %)			5.06%					10.00%
Long-term Debt	2,591,000												2,591,000		¥ 2,695,000
Loan Agreement With Anhui Jinko
BORROWINGS
Term of loan agreement						6 years									6 years
Aggregate principal amount						¥ 455,000
Interest rate (in %)						5.58%
Long-term Debt	381,000												381,000		¥ 680,000
Amount repaid													300,000
Loan Agreement With Yushan Jinko
BORROWINGS
Term of loan agreement				6 years	6 years	6 years
Aggregate principal amount				¥ 100,000	¥ 100,000	¥ 200,000										¥ 100,000
Interest rate (in %)				4.90%	4.90%	4.90%										4.90%
Long-term Debt	375,000												¥ 375,000		¥ 378,000
5-year loan agreements with Industrial Bank Co.,LTD
BORROWINGS
Term of loan agreement													5 years		5 years
Aggregate principal amount	¥ 500,000												¥ 500,000		¥ 190,000
Interest rate (in %)	3.30%												3.30%		4.30%			3.30%
Long-term Debt	¥ 71,000												¥ 71,000		¥ 138,000
Net book value collateralized															73,000
Balance due on first year	26,000												26,000		18,000
Balance due on second year	24,000												24,000
5-year loan agreements with Industrial Bank Co.,LTD | Land Use Rights
BORROWINGS
Net book value collateralized	103,000												103,000
5-year loan agreements with Industrial Bank Co.,LTD, one
BORROWINGS
Term of loan agreement																5 years
Aggregate principal amount					¥ 100,000										¥ 25,000	¥ 100,000
Interest rate (in %)					5.30%										4.80%	5.30%
Long-term Debt	¥ 500,000				¥ 73,000								¥ 500,000		¥ 90,000	¥ 73,000
5-year loan agreements with Industrial Bank Co.,LTD, two
BORROWINGS
Term of loan agreement															5 years
Aggregate principal amount					¥ 19,000										¥ 92,000	¥ 19,000
Interest rate (in %)	4.60%				5.30%								4.60%			5.30%		4.60%
Long-term Debt	¥ 153,000												¥ 153,000		181,000
Balance due on first year	41,000												41,000
5-year loan agreements with Industrial Bank Co.,LTD, three
BORROWINGS
Aggregate principal amount															¥ 21,000
Interest rate (in %)															4.60%
3-year loan agreement with Industrial Bank Co. Ltd
BORROWINGS
Term of loan agreement															3 years
Interest rate (in %)															4.10%
Long-term Debt															¥ 149,000
Revolving loan facility
BORROWINGS
Long-term Debt	366,000												366,000		397,000
Balance due on first year	58,000												58,000		¥ 27,000
Maximum aggregate principal amount	2,400,000												2,400,000
Amount drew down													397,000
3-year loan agreement with Bank of Shanghai Co.,Ltd
BORROWINGS
Term of loan agreement															3 years
Aggregate principal amount															¥ 100,000
Interest rate (in %)															3.65%
Long-term Debt	90,000												¥ 90,000		¥ 100,000
Net book value collateralized															¥ 10,000
3-year loan agreement with China Construction Bank
BORROWINGS
Term of loan agreement															3 years
Aggregate principal amount															¥ 80,000
Interest rate (in %)															4.10%
2-year loan agreement with China Construction Bank
BORROWINGS
Term of loan agreement													2 years
Aggregate principal amount	¥ 30,000												¥ 30,000
Interest rate (in %)	3.10%												3.10%					3.10%
Long-term Debt	¥ 30,000												¥ 30,000
2-year loan agreement with China Construction Bank | Land Use Rights
BORROWINGS
Net book value collateralized	8,000												8,000
2-year loan agreement with China Construction Bank | Buildings
BORROWINGS
Net book value collateralized	5,000												¥ 5,000
13-month loan agreement with China Construction Bank
BORROWINGS
Term of loan agreement													13 months
Aggregate principal amount	¥ 100,000												¥ 100,000
Interest rate (in %)	3.25%												3.25%					3.25%
Long-term Debt	¥ 100,000												¥ 100,000
13-month loan agreement with China Construction Bank, one
BORROWINGS
Term of loan agreement													3 months
Aggregate principal amount	¥ 366,000												¥ 366,000
Interest rate (in %)	3.26%												3.26%					3.26%
Long-term Debt	¥ 366,000												¥ 366,000
Balance due on first year	12,000												¥ 12,000
3-year loan agreement with Industrial and Commercial Bank of China
BORROWINGS
Term of loan agreement													3 years
Aggregate principal amount	¥ 150,000												¥ 150,000
Interest rate (in %)	3.20%												3.20%					3.20%
Long-term Debt	¥ 145,000												¥ 145,000
Balance due on first year	45,000												¥ 45,000
3-year loan agreement with Industrial Bank of China
BORROWINGS
Term of loan agreement													3 years
Aggregate principal amount	¥ 80,000												¥ 80,000
Interest rate (in %)	3.90%												3.90%					3.90%
Long-term Debt	¥ 80,000												¥ 80,000
3-year loan agreement with Industrial Bank of China | Land Use Rights
BORROWINGS
Net book value collateralized	15,000												15,000
3-year loan agreement with Industrial Bank of China | Buildings
BORROWINGS
Net book value collateralized	77,000												¥ 77,000
3-year loan agreement with Industrial Bank Co.,LTD
BORROWINGS
Term of loan agreement															3 years
Aggregate principal amount															¥ 150,000
Interest rate (in %)															4.10%
Long-term Debt															¥ 38,000
Balance due on first year															366,000
3-year loan agreement with Industrial Bank Co.,LTD | Land Use Rights
BORROWINGS
Net book value collateralized															400,000
3-year loan agreement with Industrial Bank Co.,LTD | Buildings
BORROWINGS
Net book value collateralized															60
3-year loan agreement with Industrial Bank Co.,LTD, one
BORROWINGS
Aggregate principal amount															100,000
3-year loan agreement with Industrial Bank Co.,LTD, two
BORROWINGS
Aggregate principal amount															100,000
3-year loan agreement with Industrial Bank Co.,LTD, three
BORROWINGS
Aggregate principal amount															¥ 200,000
10-year loan agreement with Industrial Bank Co.,LTD
BORROWINGS
Term of loan agreement													10 years
Aggregate principal amount	¥ 319,000												¥ 319,000
Interest rate (in %)	3.80%												3.80%					3.80%
Long-term Debt	¥ 319,000												¥ 319,000
10-year loan agreement with Industrial Bank Co.,LTD | Buildings
BORROWINGS
Net book value collateralized	721,000												721,000
3-year loan agreement with China Everbright Bank
BORROWINGS
Term of loan agreement															3 years
Aggregate principal amount															¥ 50,000
Interest rate (in %)															3.65%
Long-term Debt	48,000												48,000		¥ 50,000
Balance due on first year															¥ 500
3-year loan agreement with China Everbright bank Co., ltd
BORROWINGS
Term of loan agreement															3 years
Aggregate principal amount															¥ 240,000
Interest rate (in %)															4.00%
Long-term Debt															¥ 240,000
3-year loan agreement with Hua Xia Bank
BORROWINGS
Term of loan agreement															3 years
Aggregate principal amount															¥ 70,000
Interest rate (in %)															3.40%
Long-term Debt	1,000												1,000		¥ 70,000
Balance due on first year															¥ 10,000
5-year loan agreement with Fudian Bank
BORROWINGS
Term of loan agreement															5 years
Aggregate principal amount															¥ 17,000
Interest rate (in %)															5.10%
Long-term Debt															¥ 16,000
Balance due on first year															¥ 3,000
2-year loan agreement with China Everbright Bank
BORROWINGS
Term of loan agreement															2 years
Aggregate principal amount															¥ 50,000
Interest rate (in %)															3.50%
4-year loan agreement with China CITIC Bank
BORROWINGS
Term of loan agreement															4 years
Aggregate principal amount															¥ 164,000
Interest rate (in %)															3.65%
Long-term Debt	157,000												157,000		¥ 160,000
Net book value collateralized															159,000
Balance due on first year	48,000												¥ 48,000		¥ 4,000
2-year loan agreement with Bank of Communications
BORROWINGS
Term of loan agreement													2 years		2 years
Aggregate principal amount	¥ 50,000												¥ 50,000		¥ 100,000
Interest rate (in %)	3.30%												3.30%		3.65%			3.30%
Long-term Debt	¥ 49,500												¥ 49,500
Net book value collateralized															¥ 110,000
3-year loan agreement with Minsheng Bank
BORROWINGS
Term of loan agreement													3 years
Aggregate principal amount	¥ 200,000												¥ 200,000
Interest rate (in %)	3.30%												3.30%					3.30%
Long-term Debt	¥ 200,000												¥ 200,000
5-year loan agreement with Minsheng Bank
BORROWINGS
Term of loan agreement													5 years
Aggregate principal amount	¥ 93,000												¥ 93,000
Interest rate (in %)	3.30%												3.30%					3.30%
Long-term Debt	¥ 89,000												¥ 89,000
Balance due on first year	10,000												¥ 10,000
5-year loan agreement with Minsheng Bank, One
BORROWINGS
Term of loan agreement													5 years
Aggregate principal amount	¥ 242,000												¥ 242,000
Interest rate (in %)	3.30%												3.30%					3.30%
Long-term Debt	¥ 232,000												¥ 232,000
Balance due on first year	¥ 27,000												¥ 27,000

[1]	RMB175 million collateralized on certain inventories of the Group, RMB257 million collateralized on certain inventiories and account receivables of the Group, RMB160 million collateralized on the Group’s certain building and land use right, RMB359 million collateralized on the Group’s certain equipment.